SHARE-BASED COMPENSATION (Black-Scholes option pricing model for the stock option grants) (Details)	12 Months Ended
Jan. 01, 2023 $ / shares
Stock Appreciation Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	$ 30